Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Intangible Assets and Goodwill
Total acquired intangible lease assets and liabilities consist of the following as of the dates presented:

	September 30, 2016			December 31, 2015
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
In-place leases	$305,578	$92,515	$213,063	$305,245	$68,278	$236,967
Above-market lease assets	13,690	7,410	6,280	13,783	5,555	8,228
Total acquired intangible lease assets	$319,268	$99,925	$219,343	$319,028	$73,833	$245,195
Intangible liabilities:
Above-market ground lease liability	$85	$1	$84	$—	$—	$—
Below-market lease liabilities	19,242	3,866	15,376	20,623	2,490	18,133
Total acquired intangible lease liabilities	$19,327	$3,867	$15,460	$20,623	$2,490	$18,133

Acquired intangible assets and lease liabilities consist of the following as of December 31, 2015 and 2014:

	December 31, 2015			December 31, 2014
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
In-place leases	$305,245	$68,278	$236,967	$305,245	$33,678	$271,567
Above-market leases	13,783	5,555	8,228	13,783	2,549	11,234
Total acquired intangible lease assets	$319,028	$73,833	$245,195	$319,028	$36,227	$282,801
Intangible liabilities:
Below-market lease liabilities	$20,623	$2,490	$18,133	$20,623	$1,150	$19,473

Finite-lived Intangible Assets Amortization Expense
The following table provides the projected amortization expense and adjustments to revenue and property operating expense for intangible assets and liabilities for the next five years:

(In thousands)	October 1, 2016 to December 31, 2016	2017	2018	2019	2020
In-place leases	$8,548	$34,193	$24,207	$24,187	$22,569
Total to be added to depreciation and amortization	$8,548	$34,193	$24,207	$24,187	$22,569

Above-market leases	$(724)	$(2,895)	$(526)	$(526)	$(526)
Below-market lease liabilities	752	3,009	974	974	974
Total to be added to rental income	$28	$114	$448	$448	$448

Above-market ground lease liability	$—	$(2)	$(2)	$(2)	$(2)
Total to be deducted from property operating expense	$—	$(2)	$(2)	$(2)	$(2)
The following table presents amortization expense and adjustments to revenue and property operating expense for intangible assets and liabilities for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2016	2015	2016	2015
In-place leases	$8,550	$8,650	$25,841	$25,950
Total added to depreciation and amortization	$8,550	$8,650	$25,841	$25,950

Above-market leases	$(724)	$(751)	$(2,220)	$(2,254)
Below-market lease liabilities	752	335	1,713	1,005
Total added to (deducted from) rental income	$28	$(416)	$(507)	$(1,249)

Above-market ground lease liability	$—	$—	$(1)	$—
Total deducted from property operating expense	$—	$—	$(1)	$—

The following table provides the weighted-average amortization and accretion periods as of December 31, 2015, for intangible assets and liabilities and the projected amortization expense and adjustments to revenue and property operating expense for the next five years:

(In thousands)	2016	2017	2018	2019	2020
In-place leases	$34,600	$34,600	$23,876	$23,856	$22,238
Total to be included in depreciation and amortization	$34,600	$34,600	$23,876	$23,856	$22,238

Above-market lease assets	$(3,006)	$(3,006)	$(469)	$(469)	$(469)
Below-market lease liabilities	1,340	1,340	1,340	1,340	1,340
Total to be included in rental income	$(1,666)	$(1,666)	$871	$871	$871

Summary of Distributions
The following table details from a tax perspective, the portion of distributions classified as return of capital, ordinary dividend income and capital gain, per share per annum, for the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

	Year Ended December 31,				Period from January 22, 2013 (date of inception) to December 31, 2013
	2015		2014
Return of capital	89.9%	$1.48	55.5%	$0.91	86.7%	$1.43
Ordinary dividend income	10.1%	0.17	44.2%	0.73	13.3%	0.22
Capital gain	—%	—	0.3%	0.01	—%	—
Total	100.0%	$1.65	100.0%	$1.65	100.0%	$1.65